UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3361

Fidelity Massachusetts Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Massachusetts AMT
Tax-Free Money Market Fund -

Fidelity Massachusetts AMT Tax-Free
Money Market Fund

Institutional Class

Service Class

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Massachusetts AMT Tax-Free Money Market Fund, or 1-877-208-0098 for Institutional Class and Service Class of the fund, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Massachusetts AMT Tax-Free Money Market	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90**
HypotheticalA		$ 1,000.00	$ 1,023.97	$ .91**
Institutional Class	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90**
HypotheticalA		$ 1,000.00	$ 1,023.97	$ .91**
Service Class	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90**
HypotheticalA		$ 1,000.00	$ 1,023.97	$ .91**

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratios and the expenses paid in the actual and hypothetical examples above would have been as follows:

	Annualized Expense Ratio	Expenses Paid
Massachusetts AMT Tax-Free Money Market	.30%
Actual		$ 1.49
HypotheticalA		$ 1.51
Institutional Class	.20%
Actual		$ .99
HypotheticalA		$ 1.01
Service Class	.45%
Actual		$ 2.24
HypotheticalA		$ 2.26

Semiannual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/12	% of fund's investments 1/31/12	% of fund's investments 7/31/11
1 - 7	84.7	79.3	90.2
8 - 30	2.1	2.6	1.6
31 - 60	1.9	1.8	2.5
61 - 90	3.9	5.5	0.0
91 - 180	4.8	6.4	3.2
> 180	2.6	4.4	2.5
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/12	1/31/12	7/31/11
Fidelity Massachusetts AMT Tax-Free Money Market Fund	22 Days	30 Days	17 Days
Massachusetts Tax-Free Money Market Funds Average*	24 Days	29 Days	22 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/12	1/31/12	7/31/11
Fidelity Massachusetts AMT Tax-Free Money Market Fund	22 Days	30 Days	17 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of July 31, 2012	As of January 31, 2012
Variable Rate Demand Notes (VRDNs) 68.6%	Variable Rate Demand Notes (VRDNs) 63.8%
Other Municipal Debt 17.3%	Other Municipal Debt 21.8%
Investment Companies 14.6%	Investment Companies 14.3%
Net Other Assets (Liabilities)** (0.5)%	Net Other Assets (Liabilities) 0.1%

* Source: iMoneyNet, Inc.

** Net Other Assets (Liabilities) is not included in the pie chart.

Current and Historical Seven-Day Yields

	7/31/12	4/30/12	1/30/12	10/31/11	8/1/11

Massachusetts AMT Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Institutional Class	0.01%	0.03%	0.01%	0.01%	0.01%

Service Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2012, the most recent period shown in the table, would have been -0.11% for Massachusetts AMT Tax-Free Money Market Fund, -0.06% for Institutional Class and -0.31% for Service Class.

Semiannual Report

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 68.6%
	Principal Amount	Value
Massachusetts - 67.7%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	$ 53,100,000	$ 53,100,000
Series ROC II R 11933, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (a)(d)	3,000,000	3,000,000
Series 2008 A1, 0.15% 8/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	20,010,000	20,010,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series WF 12 30 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,000,000	3,000,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.22% 8/7/12, LOC Citibank NA, VRDN (a)	17,150,000	17,150,000
Series 2010 A2, 0.14% 8/7/12, LOC Wells Fargo Bank NA, VRDN (a)	6,100,000	6,100,000
Series 2010 A3, 0.17% 8/7/12, LOC Bank of America NA, VRDN (a)	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev. (Tammy Brook Apts. Proj.) Series 2009, 0.16% 8/7/12, LOC Freddie Mac, VRDN (a)	3,670,000	3,670,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.16% 8/7/12, LOC TD Banknorth, NA, VRDN (a)	4,800,000	4,800,000
(Babson College Proj.) Series 2008 A, 0.15% 8/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	19,105,000	19,105,000
(Boston Univ. Proj.) Series U-6C, 0.17% 8/1/12, LOC JPMorgan Chase Bank, VRDN (a)	5,825,000	5,825,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.15% 8/7/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	3,800,000	3,800,000
(City Year Proj.) Series 2006, 0.36% 8/7/12, LOC Bank of America NA, VRDN (a)	8,000,000	8,000,000
(Fay School Proj.) Series 2008, 0.13% 8/7/12, LOC TD Banknorth, NA, VRDN (a)	5,350,000	5,350,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (a)	5,000,000	5,000,000
(Int'l. Fund For Animal Welfare, Inc. Proj.) Series 2006, 0.3% 8/7/12, LOC Bank of America NA, VRDN (a)	12,480,000	12,480,000
(ISO New England, Inc. Proj.) Series 2005, 0.12% 8/7/12, LOC TD Banknorth, NA, VRDN (a)	6,800,000	6,800,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.26% 8/7/12, LOC Bank of America NA, VRDN (a)	1,400,000	1,400,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.17% 8/7/12, LOC Manufacturers & Traders Trust Co., VRDN (a)	$ 4,400,000	$ 4,400,000
(Olin College Proj.):
Series 2008 C2, 0.23% 8/1/12, LOC RBS Citizens NA, VRDN (a)	6,800,000	6,800,000
Series 2008 C3, 0.23% 8/1/12, LOC RBS Citizens NA, VRDN (a)	3,635,000	3,635,000
(Smith College Proj.):
Series 2001, 0.14% 8/7/12, VRDN (a)	1,121,000	1,121,000
Series 2007, 0.22% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	13,200,000	13,200,000
(Williston Northampton School Proj.) Series 2010, 0.19% 8/7/12, LOC TD Banknorth, NA, VRDN (a)	1,560,000	1,560,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.14% 8/7/12, LOC TD Banknorth, NA, VRDN (a)	23,940,000	23,940,000
Series 2006, 0.13% 8/7/12, LOC TD Banknorth, NA, VRDN (a)	4,525,000	4,525,000
Massachusetts Gen. Oblig. Participating VRDN:
Series BC 12 119 W, 0.15% 8/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,700,000	2,700,000
Series Clipper 07 06, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	17,900,000	17,900,000
Series Clipper 07 39, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	29,900,000	29,900,000
Series EGL 07 0149, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (a)(d)	8,700,000	8,700,000
Series Merlots 2008-C54, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	1,900,000	1,900,000
Series MT 723, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,100,000	5,100,000
Series Putters 3699, 0.17% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,400,000	4,400,000
Series Putters 3898, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 J2, 0.17% 8/1/12, LOC JPMorgan Chase Bank, VRDN (a)	6,050,000	6,050,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.23% 8/7/12, LOC Bank of America NA, VRDN (a)	7,600,000	7,600,000
(Bentley College Proj.) Series K, 0.14% 8/7/12, LOC JPMorgan Chase Bank, VRDN (a)	2,900,000	2,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Children's Hosp. Proj.):
Series 2010 N3, 0.14% 8/7/12, LOC JPMorgan Chase Bank, VRDN (a)	$ 11,000,000	$ 11,000,000
Series 2010 N4, 0.17% 8/1/12, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
(CIL Realty of Massachusetts Proj.) Series 2007, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (a)	12,930,000	12,930,000
(Fairview Extended Care Proj.) Series B, 0.29% 8/7/12, LOC Bank of America NA, VRDN (a)	2,500,000	2,500,000
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (a)	28,180,000	28,180,000
(Home for Little Wanderers Proj.) Series B, 0.16% 8/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (a)	3,080,000	3,080,000
(Massachusetts Institute of Technology Proj.) Series 2001 J1, 0.13% 8/7/12, VRDN (a)	1,200,000	1,200,000
(Northeast Hosp. Corp. Proj.) Series 2004 G, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (a)	9,400,000	9,400,000
(Peabody Essex Museum Proj.) Series 2002, 0.21% 8/7/12, LOC Bank of America NA, VRDN (a)	12,420,000	12,420,000
(Stonehill College Proj.) Series 2008 K, 0.2% 8/1/12, LOC Bank of America NA, VRDN (a)	1,400,000	1,400,000
(The Henry Heywood Memorial Hosp. Issue Proj.) Series 2009 C, 0.16% 8/1/12, LOC TD Banknorth, NA, VRDN (a)	3,335,000	3,335,000
(Williams College Proj.):
Series I, 0.13% 8/7/12, VRDN (a)	4,046,000	4,046,000
Series J, 0.13% 8/7/12, VRDN (a)	2,100,000	2,100,000
Participating VRDN:
Series BA 08 1056, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (a)(d)	3,310,000	3,310,000
Series BA 08 3320, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (a)(d)	6,190,000	6,190,000
Series BA 08 3503, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (a)(d)	5,550,000	5,550,000
Series BBT 08 54, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	6,300,000	6,300,000
Series BBT 08 56, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	3,500,000	3,500,000
Series BC 10 20W, 0.13% 8/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,400,000	1,400,000
Series Clipper 07 08, 0.15% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	4,200,000	4,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN: - continued
Series Putters 3163, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 5,655,000	$ 5,655,000
Series Putters 3529, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	10,000,000	10,000,000
Series Putters 3530, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	11,495,000	11,495,000
Series Putters 3650, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,200,000	3,200,000
Series ROC II R 11913, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (a)(d)	2,290,000	2,290,000
Series B, 0.18% 8/7/12, LOC RBS Citizens NA, VRDN (a)	6,790,000	6,790,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2009 A, 0.21% 8/7/12, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Rev. (Society for the Prevention of Cruelty to Animals Proj.) Series 1997, 0.22% 8/7/12, LOC Bank of America NA, VRDN (a)	5,480,000	5,480,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	9,300,000	9,300,000
Series 2008 A, 0.18% 8/7/12, LOC Bank of America NA, VRDN (a)	11,300,000	11,300,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.17% 8/7/12 (Liquidity Facility Citibank NA) (a)(d)	5,115,000	5,115,000
Series BC 11 113B, 0.14% 8/7/12 (Liquidity Facility Barclays Bank PLC) (a)(d)	1,715,000	1,715,000
Series EGL 07 0033, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (a)(d)	19,800,000	19,800,000
Series EGL 07 0067, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (a)(d)	19,100,000	19,100,000
Series EGL 07 0092, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (a)(d)	14,700,000	14,700,000
Series Putters 1052Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,995,000	2,995,000
Series Putters 1920, 0.18% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,985,000	7,985,000
Series Putters 2479Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,500,000	3,500,000
Series Putters 2857, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	15,545,000	15,545,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN: - continued
Series Putters 3691, 0.17% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	$ 1,425,000	$ 1,425,000
Series ROC II R 12254, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (a)(d)	4,900,000	4,900,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 58, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (a)(d)	12,430,000	12,430,000
Series Putters 2847, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,130,000	4,130,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN Series EGL 06 0097, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (a)(d)	15,345,000	15,345,000
Series 2008 B, 0.26% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (a)	22,500,000	22,500,000
Series 2008 E, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,965,000	2,965,000
Series 2008 F, 0.12% 8/7/12 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (a)	15,500,000	15,500,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 32, 0.13% 8/7/12 (Liquidity Facility Royal Bank of Canada) (a)(d)	16,600,000	16,600,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.22% 8/7/12, LOC Lloyds TSB Bank PLC, VRDN (a)	66,840,000	66,840,000
		784,262,000
Pennsylvania - 0.2%
Pennsylvania Higher Edl. Facilities Auth. Rev. (La Salle Univ. Proj.) Series 2007 B, 0.18% 8/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	990,000	990,000
Philadelphia Auth. for Indl. Dev. Rev. (Spl. People in Northeast, Inc. Proj.) Series 2006, 0.18% 8/7/12, LOC Citizens Bank of Pennsylvania, VRDN (a)	715,000	715,000
		1,705,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Puerto Rico - 0.7%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.12% 8/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (a)	$ 4,100,000	$ 4,100,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.16% 8/7/12, LOC Barclays Bank PLC NY Branch, VRDN (a)	3,870,000	3,870,000
		7,970,000
TOTAL VARIABLE RATE DEMAND NOTE		793,937,000
Other Municipal Debt - 17.3%

Massachusetts - 17.3%
Arlington Gen. Oblig. BAN 0.75% 11/15/12	6,120,664	6,131,248
Auburn Gen. Oblig. BAN 1.5% 1/25/13	2,043,540	2,055,835
Bellingham Gen. Oblig. BAN Series 2012 A, 1% 12/19/12	5,263,871	5,280,139
Boston Gen. Oblig. Bonds:
Series 2009 A, 4% 4/1/13	750,000	768,545
Series 2009 C, 3% 2/1/13	1,000,000	1,014,015
Burlington Gen. Oblig. BAN Series 2012, 1.25% 7/26/13	3,135,000	3,166,661
Chicopee Gen. Oblig. BAN 0.85% 11/29/12	4,000,000	4,007,960
Framingham Gen. Oblig. BAN 0.5% 12/14/12	8,578,202	8,589,210
Gloucester Gen. Oblig. BAN Series A, 1.5% 9/14/12	5,089,500	5,096,384
Hanover Gen. Oblig. BAN 1% 9/14/12	2,500,000	2,502,408
Lexington Gen. Oblig. BAN Series 2012 B, 0.5% 2/22/13	2,835,900	2,841,265
Massachusetts Dev. Fin. Agcy. Series 2001, 0.19% 8/2/12, LOC TD Banknorth, NA, CP	2,300,000	2,300,000
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2, 0.26% 8/6/12, LOC Bank of America NA, CP	6,803,000	6,803,000
Series 2001, 0.14% 8/9/12, LOC JPMorgan Chase Bank, CP	4,397,000	4,397,000
Massachusetts Gen. Oblig. Bonds:
Series 2001 D, 5.5% 11/1/12	6,205,000	6,286,634
Series 2002 C, 5.5% 11/1/12	2,600,000	2,634,180
Series 2004 A, 5% 8/1/12	2,155,000	2,155,000
Series 2005 C, 5% 9/1/12	865,000	868,430
Series 2008 A, 5% 9/1/12	2,170,000	2,178,767
Series 2009 A, 5% 3/1/13	3,000,000	3,084,046
Series 2010 A, 0.53% 2/1/13 (a)	1,000,000	1,000,000
Series 2011 B, 4% 10/1/12	10,600,000	10,666,850
Series 2012 A, 0.12% 9/1/12 (a)	4,800,000	4,799,874
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.13% tender 8/9/12, CP mode	$ 5,000,000	$ 5,000,000
0.14% tender 11/8/12, CP mode	3,600,000	3,600,000
0.16% tender 10/11/12, CP mode	2,000,000	2,000,000
0.16% tender 10/11/12, CP mode	400,000	400,000
Series 2008 H2:
0.16% tender 10/1/12, CP mode	18,000,000	18,000,000
0.17% tender 12/5/12, CP mode	7,020,000	7,020,000
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (a)	1,125,000	1,139,722
Series 2008 S, 3.5% 10/1/12	1,000,000	1,005,070
Series 2010 A, 5% 10/1/12	1,250,000	1,259,808
Series Z, 5.75% 1/15/13	1,425,000	1,461,121
Series EE:
0.15% 8/7/12, CP	1,550,000	1,550,000
0.16% 8/13/12, CP	3,200,000	3,200,000
0.17% 8/10/12, CP	1,000,000	1,000,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1993 A, 0.42% tender 9/7/12, CP mode	3,700,000	3,700,000
Series 1993 B, 0.55% tender 8/10/12, CP mode	1,300,000	1,300,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A:
3.5% 8/15/12	1,040,000	1,041,309
5% 8/15/13	1,290,000	1,353,776
Series 2009 A, 4% 5/15/13	2,275,000	2,343,251
Series 2011 B, 2% 10/15/12	10,055,000	10,091,467
Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	4,835,000	4,835,000
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.9% tender 8/10/12, CP mode	600,000	600,000
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 10, 5% 8/1/12	2,120,000	2,120,000
Series 2002 A, 5% 8/1/12	1,750,000	1,750,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series WF 09 67C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (a)(d)(e)	3,675,000	3,675,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.: - continued
Series 1999, 0.16% 8/15/12, LOC State Street Bank & Trust Co., Boston, CP	$ 5,000,000	$ 5,000,000
Middleton Gen. Oblig. BAN 1.5% 8/17/12	3,250,000	3,251,787
Plymouth Gen. Oblig. BAN 1.5% 5/8/13	4,200,000	4,242,427
Salem Gen. Oblig. BAN 1.2% 9/28/12	7,022,944	7,032,881
Scituate Gen. Oblig. BAN 1.75% 11/16/12	2,186,479	2,195,201
Walpole Gen. Oblig. BAN 1.75% 11/29/12	3,060,000	3,073,685
Waltham Gen. Oblig. Bonds 3% 2/1/13	1,948,000	1,975,345
Westfield Gen. Oblig. BAN 0.75% 12/14/12	3,300,000	3,306,927
Woburn Gen. Oblig. BAN 1.5% 10/26/12	2,000,000	2,005,479
TOTAL OTHER MUNICIPAL DEBT		200,156,707
Investment Company - 14.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.17% (b)(c)	169,735,389	169,735,389
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,163,829,096)		1,163,829,096
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(5,901,368)
NET ASSETS - 100%		$ 1,157,927,728
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,510,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	11/3/11 - 2/2/12	$ 4,835,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 3,675,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 154,225
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $994,093,707)	$ 994,093,707
Fidelity Central Funds (cost $169,735,389)	169,735,389
Total Investments (cost $1,163,829,096)		$ 1,163,829,096
Cash		442,209
Receivable for fund shares sold		793,652
Interest receivable		1,320,049
Distributions receivable from Fidelity Central Funds		23,485
Receivable from investment adviser for expense reductions		34,516
Other receivables		1,427
Total assets		1,166,444,434

Liabilities
Payable for investments purchased	$ 7,900,000
Payable for fund shares redeemed	224,735
Distributions payable	1,894
Accrued management fee	188,124
Other affiliated payables	201,953
Total liabilities		8,516,706

Net Assets		$ 1,157,927,728
Net Assets consist of:
Paid in capital		$ 1,157,771,516
Undistributed net investment income		451
Accumulated undistributed net realized gain (loss) on investments		155,761
Net Assets		$ 1,157,927,728

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2012 (Unaudited)

Massachusetts AMT Tax-Free Money Market: Net Asset Value, offering price and redemption price per share ($277,094,148 ÷ 276,771,724 shares)	$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($880,449,748 ÷ 879,773,377 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($383,832 ÷ 383,531 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Interest		$ 1,004,856
Income from Fidelity Central Funds		154,225
Total income		1,159,081

Expenses
Management fee	$ 1,207,452
Transfer agent fees	373,696
Distribution and service plan fees	549
Independent trustees' compensation	2,126
Total expenses before reductions	1,583,823
Expense reductions	(493,219)	1,090,604
Net investment income (loss)		68,477
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(1,909)
Total net realized gain (loss)
Net increase in net assets resulting from operations		$ 66,568

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 68,477	$ 329,670
Net realized gain (loss)	(1,909)	(1,068)
Net increase in net assets resulting from operations	66,568	328,602
Distributions to shareholders from net investment income	(68,026)	(329,661)
Share transactions - net increase (decrease)	(115,189,765)	(345,293,155)
Total increase (decrease) in net assets	(115,191,223)	(345,294,214)

Net Assets
Beginning of period	1,273,118,951	1,618,413,165
End of period (including undistributed net investment income of $451 and $0, respectively)	$ 1,157,927,728	$ 1,273,118,951

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Massachusetts AMT Tax-Free Money Market

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.002	.016	.033
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.002	.016	.033
Distributions from net investment income	- F	- F	- F	(.002)	(.016)	(.033)
Distributions from net realized gain	-	-	-	- F	- F	- F
Total distributions	- F	- F	- F	(.002)	(.016)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.15%	1.64%	3.35%
Ratios to Average Net Assets D,E
Expenses before reductions	.30% A	.30%	.30%	.34%	.32%	.34%
Expenses net of fee waivers, if any	.18% A	.17%	.28%	.33%	.32%	.33%
Expenses net of all reductions	.18% A	.17%	.28%	.33%	.27%	.26%
Net investment income (loss)	.01% A	.01%	.01%	.16%	1.66%	3.30%
Supplemental Data
Net assets, end of period (000 omitted)	$ 277,094	$ 290,104	$ 353,510	$ 441,771	$ 638,141	$ 855,065

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	.001	.002	.017	.027
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	.001	.002	.017	.027
Distributions from net investment income	- G	- G	(.001)	(.002)	(.017)	(.027)
Distributions from net realized gain	-	-	-	- G	- G	- G
Total distributions	- G	- G	(.001)	(.002)	(.017)	(.027)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total ReturnB,C	.01%	.02%	.09%	.25%	1.74%	2.72%
Ratios to Average Net Assets D,F
Expenses before reductions	.25% A	.25%	.25%	.29%	.27%	.25% A
Expenses net of fee waivers, if any	.18% A	.15%	.20%	.24%	.22%	.20% A
Expenses net of all reductions	.18% A	.15%	.20%	.24%	.17%	.15% A
Net investment income (loss)	.01% A	.03%	.09%	.25%	1.76%	3.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 880,450	$ 982,481	$ 1,263,867	$ 1,474,463	$ 2,049,073	$ 2,920,504

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.001	.015	.025
Net realized and unrealized gain (loss) G	-	-	-	-	-	-
Total from investment operations	- G	- G	- G	.001	.015	.025
Distributions from net investment income	- G	- G	- G	(.001)	(.015)	(.025)
Distributions from net realized gain	-	-	-	- G	- G	- G
Total distributions	- G	- G	- G	(.001)	(.015)	(.025)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	-%	.01%	.01%	.07%	1.49%	2.52%
Ratios to Average Net Assets D,F
Expenses before reductions	.50% A	.50%	.50%	.53%	.52%	.49% A
Expenses net of fee waivers, if any	.18% A	.17%	.28%	.41%	.46%	.45% A
Expenses net of all reductions	.18% A	.16%	.28%	.41%	.42%	.39% A
Net investment income (loss)	.01% A	.01%	.01%	.08%	1.51%	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 384	$ 534	$ 1,036	$ 8,862	$ 6,805	$ 49,623

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E For the period April 18, 2007 (commencement of sale of shares) to January 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Massachusetts AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity Massachusetts Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Massachusetts AMT Tax-Free Money Market, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -

Tax cost	$ 1,163,829,096

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain exceptions such as interest expense.

In addition, under the expense contract, FMR pays class level expenses for Massachusetts AMT Tax-Free Money Market so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$ 549	$ 6

During the period, FMR or its affiliates waived a portion of these fees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Massachusetts AMT Tax-Free Money Market	$ 142,627.10
Institutional Class	230,959.05
Service Class	110.05
	$ 373,696

* Annualized

During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Expense Reductions.

FMR contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $236,546 and $116, respectively.

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Amount
Massachusetts AMT Tax-Free Money Market	$ 167,917
Institutional Class	85,977
Service Class	583

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $2,080.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
From net investment income
Massachusetts AMT Tax-Free Money Market	$ 14,204	$ 31,272
Institutional Class	53,800	298,290
Service Class	22	99
Total	$ 68,026	$ 329,661

Semiannual Report

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended July 31, 2012	Year ended January 31, 2012
Massachusetts AMT Tax-Free Money Market Shares sold	34,753,269	75,741,284
Reinvestment of distributions	13,364	29,284
Shares redeemed	(47,784,583)	(139,168,741)
Net increase (decrease)	(13,017,950)	(63,398,173)
Institutional Class Shares sold	70,203,887	223,509,695
Reinvestment of distributions	41,311	229,914
Shares redeemed	(172,267,025)	(505,132,398)
Net increase (decrease)	(102,021,827)	(281,392,789)
Service Class Shares sold	50,000	860,000
Reinvestment of distributions	12	49
Shares redeemed	(200,000)	(1,362,242)
Net increase (decrease)	(149,988)	(502,193)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SMA-USAN-0912
1.854002.105

Fidelity® Massachusetts
Municipal Income Fund

and

Fidelity Massachusetts Municipal Money Market Fund

Semiannual Report

July 31, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Massachusetts Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Massachusetts Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2012 to July 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2012	Ending Account Value July 31, 2012	Expenses Paid During Period* February 1, 2012 to July 31, 2012
Fidelity Massachusetts Municipal Income Fund	.46%
Actual		$ 1,000.00	$ 1,028.20	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.58	$ 2.31
Fidelity Massachusetts Municipal Money Market Fund	.18%
Actual		$ 1,000.00	$ 1,000.05	$ .90**
HypotheticalA		$ 1,000.00	$ 1,023.97	$ .91**

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio for the Massachusetts Municipal Money Market Fund would have been .50% and the expenses paid in the actual and hypothetical examples would have been $2.48 and $2.51, respectively.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of July 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	22.5	23.8
General Obligations	18.6	20.6
Water & Sewer	14.6	14.6
Education	14.3	14.1
Health Care	11.2	10.9
Weighted Average Maturity as of July 31, 2012
		6 months ago
Years	6.4	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of July 31, 2012
6 months ago
Years	7.4	7.6

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of July 31, 2012	As of January 31, 2012
AAA 10.5%	AAA 10.7%
AA,A 79.7%	AA,A 78.1%
BBB 5.4%	BBB 5.7%
BB and Below 0.4%	BB and Below 0.3%
Not Rated 2.9%	Not Rated 2.9%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 2.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Guam - 0.2%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
Series 2006 A, 5% 10/1/23	$ 2,740,000	$ 2,770,578
Series 2008:
5.375% 10/1/14	1,150,000	1,206,442
5.875% 10/1/18	1,900,000	2,134,612
		6,111,632
Massachusetts - 94.9%
Ashland Gen. Oblig. 5.25% 5/15/19 (AMBAC Insured)	1,300,000	1,433,874
Auburn Gen. Oblig. 5.125% 6/1/23 (AMBAC Insured)	1,305,000	1,405,211
Berkshire Wind Pwr. Coop. Corp. (Wind Proj.) Series 1, 5.25% 7/1/30	5,000,000	5,518,600
Boston Gen. Oblig.:
Series 2007 B, 5% 3/1/21	7,335,000	8,569,334
Series 2012 A, 5% 4/1/21	8,130,000	10,357,132
Series A, 5% 1/1/17	480,000	529,138
Boston Spl. Oblig. (Boston City Hosp. Issue Proj.):
5% 8/1/16	9,705,000	9,705,000
5% 8/1/17	7,990,000	7,990,000
5% 8/1/18	6,200,000	6,200,000
Boston Wtr. & Swr. Commission Rev.:
Series 2009 A:
5% 11/1/25	1,725,000	2,049,938
5% 11/1/26	1,500,000	1,765,980
5% 11/1/28	2,195,000	2,576,689
Sr. Series A:
5.25% 11/1/19	10,325,000	12,042,461
5.75% 11/1/13	730,000	756,871
Braintree Gen. Oblig. Series 2009:
5% 5/15/23	5,000,000	6,120,950
5% 5/15/24	5,050,000	6,145,800
Brockton Gen. Oblig.:
5% 4/1/15 (FSA Insured)	1,000,000	1,111,200
5% 4/1/16 (FSA Insured)	1,000,000	1,148,880
Cambridge Gen. Oblig. Series 12:
5% 1/1/23	865,000	1,103,636
5% 1/1/24	340,000	431,440
Dracut Gen. Oblig.:
5% 5/15/16 (AMBAC Insured)	1,400,000	1,454,978
5% 5/15/19 (AMBAC Insured)	1,000,000	1,033,810
Freetown Lakeville Reg'l. School District 5% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,265,000	2,316,891
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Hopedale Gen. Oblig. 5% 11/15/19 (AMBAC Insured)	$ 1,000,000	$ 1,076,390
Littleton Gen. Oblig. 5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380,000	1,415,397
Lowell Gen. Oblig.:
5% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,589,747
5% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310,000	1,459,497
Lynn Gen. Oblig. 5% 12/1/14	3,560,000	3,877,303
Lynn Wtr. & Swr. Commission Gen. Rev.:
Series 2003 A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,042,160
Series 2005 A:
5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,055,000	2,227,764
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,560,000	1,677,733
Martha's Vineyard Land Bank Rev. Series 2006, 5% 5/1/18 (AMBAC Insured)	1,195,000	1,361,691
Massachusetts Bay Trans. Auth.:
Series 1991 A:
7% 3/1/21 (Escrowed to Maturity)	670,000	781,568
7% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,805,000	3,552,925
Series 1992 B, 6.2% 3/1/16	27,525,000	30,129,966
7% 3/1/21	725,000	976,307
Massachusetts Bay Trans. Auth. Assessment Rev.:
Series 2005 A, 5% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	3,385,000	3,837,304
Series 2008 A, 5.25% 7/1/34	24,750,000	28,942,155
Series 2012 A:
5% 7/1/21	5,000,000	6,344,750
5% 7/1/22	4,000,000	5,127,800
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C:
5.25% 7/1/19	4,430,000	5,589,641
5.25% 7/1/21	4,000,000	5,158,080
5.25% 7/1/23	3,950,000	5,166,600
Series 2004 B:
5.25% 7/1/17	2,680,000	3,256,093
5.25% 7/1/21	12,670,000	16,338,218
Series 2004 C, 5.5% 7/1/18	3,115,000	3,909,450
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Bay Trans. Auth. Sales Tax Rev.: - continued
Series 2005 A, 5% 7/1/24	$ 7,000,000	$ 9,001,370
Series 2005 B, 5.5% 7/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,395,120
Series 2006 A:
5.25% 7/1/29	3,005,000	3,991,301
5.25% 7/1/32	6,745,000	8,995,334
Series 2006 B, 5.25% 7/1/21	8,405,000	10,838,416
Series 2006 C:
5% 7/1/22 (Pre-Refunded to 7/1/18 @ 100)	9,900,000	12,263,625
5% 7/1/23 (Pre-Refunded to 7/1/18 @ 100)	10,000,000	12,387,500
Series 2010 B:
5% 7/1/26	1,000,000	1,195,060
5% 7/1/27	865,000	1,030,276
5% 7/1/28	1,000,000	1,188,680
5% 7/1/30	1,000,000	1,173,720
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2012 A, 5% 6/1/25	9,940,000	12,296,575
Massachusetts Dept. of Agricultural Resources Higher Ed. Rev. (Emerson College Proj.) Series 2006 A:
5% 1/1/14	1,500,000	1,590,405
5% 1/1/17	1,250,000	1,422,288
5% 1/1/18	1,920,000	2,162,861
5% 1/1/19	2,225,000	2,479,540
5% 1/1/20	3,000,000	3,313,980
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B:
5% 1/1/15	7,600,000	8,299,504
5% 1/1/25	13,340,000	15,224,408
5% 1/1/26	4,210,000	4,771,656
5% 1/1/27	7,000,000	7,894,180
5% 1/1/30	5,000,000	5,731,450
5% 1/1/35	4,230,000	4,764,376
Massachusetts Dev. Fin. Agcy. Resource Recovery Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 1999 B, 3.4%, tender 12/1/12 (b)(c)	2,000,000	2,016,900
Massachusetts Dev. Fin. Agcy. Rev.:
(Babson College Proj.) Series 2007 A, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165,000	1,305,161
(Boston College Proj.) Series P:
5% 7/1/20	2,500,000	2,912,750
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Boston College Proj.) Series P:
5% 7/1/21	$ 3,090,000	$ 3,579,518
(Boston Univ. Proj.):
Series T1, 5% 10/1/39 (AMBAC Insured)	10,000,000	10,377,900
Series U4, 5.7% 10/1/40	3,100,000	3,486,756
(Brandeis Univ. Proj.) Series N:
5% 10/1/23	1,040,000	1,169,865
5% 10/1/24	1,210,000	1,354,547
(Carleton-Willard Village Proj.) Series 2010:
4.75% 12/1/20	3,355,000	3,689,863
5.25% 12/1/25	820,000	894,292
5.625% 12/1/30	1,000,000	1,088,360
(College of the Holy Cross Proj.):
Series 2008 A, 5% 9/1/26	1,500,000	1,732,155
Series 2008 B, 5% 9/1/22	1,100,000	1,301,773
(Deerfield Academy Proj.) 5% 10/1/40	10,500,000	12,017,880
(Partners HealthCare Sys. Proj.) Series 2011 K6, 5.375% 7/1/41	7,000,000	7,962,080
(Regis College Proj.) Series 1998:
5.25% 10/1/18	1,685,000	1,686,281
5.5% 10/1/28	5,660,000	5,659,491
(Tufts Med. Ctr. Proj.) Series I, 6.25% 1/1/27	8,500,000	10,293,585
Bonds (Dominion Energy Brayton Point Proj.) Series 2010 A, 2.25%, tender 9/1/16 (b)	3,000,000	3,083,850
Series 2008, 5.75% 9/1/25	9,500,000	11,260,065
Series 2010 B1, 5% 10/15/40	7,850,000	9,132,141
Series 2011 B, 5% 7/1/41	6,520,000	7,380,249
Series 2011 H:
5.125% 7/1/26	5,500,000	6,134,370
5.5% 7/1/31	7,750,000	8,650,860
Series 2011:
5% 10/1/20	1,215,000	1,472,896
5% 7/1/41	5,000,000	5,639,100
5.25% 10/1/41	5,485,000	6,099,649
Series 2012 C:
5.25% 7/1/25	2,000,000	2,201,120
5.25% 7/1/26	2,000,000	2,189,120
Series 2012 G:
5% 10/1/23	2,245,000	2,592,504
5% 10/1/24	1,625,000	1,861,161
5% 10/1/25	1,600,000	1,824,320
5% 10/1/26	1,170,000	1,327,084
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Series 2012 G:
5% 10/1/27	$ 1,235,000	$ 1,393,525
5% 10/1/28	1,240,000	1,392,917
Series 2012 J, 5% 7/1/42	7,000,000	8,146,740
Series I, 6.875% 1/1/41	9,000,000	10,697,760
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 5.5%, tender 5/1/14 (b)(c)	10,250,000	11,043,658
Massachusetts Edl. Fing. Auth. Rev.:
Series 2010 A:
5.5% 1/1/17	3,000,000	3,457,590
5.5% 1/1/22	3,500,000	4,087,615
5.5% 1/1/23 (c)	2,065,000	2,285,604
Series 2010 B:
4.5% 1/1/16 (c)	820,000	876,892
4.8% 1/1/17 (c)	2,485,000	2,711,408
Massachusetts Fed. Hwy. Series 1998 A, 0% 6/15/15 (Escrowed to Maturity)	1,455,000	1,426,962
Massachusetts Gen. Oblig.:
Series 2001 D:
5.5% 11/1/20	1,000,000	1,300,080
5.5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,600,160
Series 2002 D, 5.375% 8/1/22	240,000	240,000
Series 2002 E, 5.25% 1/1/21 (Pre-Refunded to 1/1/13 @ 100)	695,000	709,387
Series 2004 A, 5.5% 8/1/30	2,000,000	2,777,200
Series 2004 B, 5.25% 8/1/22	15,000,000	19,506,900
Series 2005 A, 5% 3/1/18	25,000,000	27,707,500
Series 2006 B, 5.25% 9/1/22	5,360,000	6,988,261
Series 2006 D, 5% 8/1/19	8,990,000	10,417,612
Series 2007 A, 0.882% 5/1/37 (b)	20,250,000	16,384,073
Series 2007 C:
5% 8/1/37	36,375,000	40,892,411
5.25% 8/1/21 (AMBAC Insured)	980,000	1,183,477
5.25% 8/1/22	4,085,000	4,913,275
5.25% 8/1/23	12,960,000	15,524,914
5.25% 8/1/24	6,550,000	7,825,220
5.25% 8/1/25 (FSA Insured)	10,000,000	11,904,100
Series 2008 A:
5% 8/1/20	1,615,000	1,960,594
5% 8/1/22	3,685,000	4,384,524
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2008 A:
5% 8/1/24	$ 7,380,000	$ 8,693,271
Series 2009 A:
5% 3/1/29	1,520,000	1,812,114
5% 3/1/39	17,000,000	19,177,870
Series 2009 B, 5% 7/1/24	1,800,000	2,193,624
Series 2011 A:
5% 4/1/26	5,150,000	6,231,655
5% 4/1/28	5,880,000	7,053,707
Series 2011 B:
5% 8/1/23	5,770,000	7,071,654
5% 8/1/24	1,750,000	2,134,650
Series 2011 D, 5% 10/1/24	7,860,000	9,706,157
Series 2012 B, 5% 6/1/25	10,000,000	12,091,000
Series C, 5.5% 12/1/22	7,000,000	9,298,730
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.) Series 2009 I, 5.75% 7/1/36	7,500,000	8,352,375
(Baystate Med. Ctr. Proj.) Series F:
5.75% 7/1/17	1,305,000	1,309,581
5.75% 7/1/18	1,300,000	1,304,355
5.75% 7/1/19	1,455,000	1,459,598
5.75% 7/1/20	1,240,000	1,243,770
5.75% 7/1/33	3,000,000	3,005,310
(Berklee College of Music Proj.) Series 2007 A:
5% 10/1/16	1,000,000	1,156,860
5% 10/1/19	3,290,000	3,799,555
5% 10/1/21	3,270,000	3,722,862
5% 10/1/23	2,000,000	2,247,840
5% 10/1/25	5,950,000	6,601,942
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (d)	9,075,000	9,117,562
(Cape Cod Healthcare Proj.) Series 2004 D:
5% 11/15/31 (Assured Guaranty Corp. Insured)	2,000,000	2,161,900
5.125% 11/15/35 (Assured Guaranty Corp. Insured)	1,000,000	1,074,340
6% 11/15/28 (Assured Guaranty Corp. Insured)	2,735,000	3,146,426
(CareGroup, Inc. Proj.):
Series 2008 B1, 5.375% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,160
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(CareGroup, Inc. Proj.):
Series 2008 B2:
5% 2/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 800,000	$ 885,336
5.375% 2/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750,000	1,976,468
5.375% 2/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,240,200
Series 2008 D:
5.25% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,718,235
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,450,000	1,658,394
5.25% 7/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,140,780
5.25% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,138,697
Series 2008 E1:
5% 7/1/28	2,525,000	2,722,783
5.125% 7/1/33	2,000,000	2,128,160
5.125% 7/1/38	4,040,000	4,274,845
5.375% 7/1/21	10,850,000	12,483,251
Series 2008 E2:
5.375% 7/1/23	3,500,000	4,000,045
5.375% 7/1/24	5,015,000	5,708,023
5.375% 7/1/25	3,500,000	3,967,355
(Catholic Health East Proj.) Series 2010, 5% 11/15/18	1,005,000	1,163,509
(Children's Hosp. Proj.) Series 2009 M, 5.5% 12/1/39	20,000,000	22,716,800
(Emerson Hosp. Proj.) Series 2005 E, 5% 8/15/35 (Radian Asset Assurance, Inc. Insured)	2,500,000	2,350,225
(Harvard Univ. Proj.) Series 2009 A, 5.5% 11/15/36	1,025,000	1,252,058
(Lahey Clinic Med. Ctr. Proj.) Series 2005 C:
5% 8/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,190,000	5,434,968
5% 8/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,152,950
(Massachusetts Institute of Technology Proj.):
Series 2008 N, 5% 7/1/19	3,000,000	3,589,590
Series 2008 O, 6% 7/1/36	20,500,000	25,818,315
Series L, 5% 7/1/23	3,990,000	5,272,865
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Northeastern Univ. Proj.):
Series 2008 R:
5% 10/1/16	$ 600,000	$ 696,240
5% 10/1/17	750,000	888,488
5% 10/1/18	500,000	597,085
5% 10/1/20	2,000,000	2,352,460
5% 10/1/22	1,160,000	1,335,322
5% 10/1/27	3,030,000	3,357,664
5% 10/1/28	1,000,000	1,102,240
5% 10/1/33	5,000,000	5,409,300
Series 2009 Y1:
5% 10/1/15	1,425,000	1,608,098
5% 10/1/16	1,495,000	1,734,798
5% 10/1/17	1,570,000	1,859,901
5% 10/1/19	1,730,000	2,084,875
Series 2009 Y2:
5% 10/1/16	1,090,000	1,264,836
5% 10/1/17	1,145,000	1,356,424
5% 10/1/18	1,215,000	1,463,553
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F:
5% 7/1/17	1,410,000	1,579,186
5% 7/1/19	1,760,000	1,959,320
5% 7/1/20	2,350,000	2,618,300
5% 7/1/21	1,150,000	1,277,087
5% 7/1/22	1,855,000	2,055,488
Series 2007 G:
5% 7/1/18	1,500,000	1,767,900
5% 7/1/20	1,300,000	1,500,629
5% 7/1/22	1,350,000	1,537,839
5% 7/1/27	7,750,000	8,598,393
5% 7/1/28	5,515,000	6,097,329
Series 2009 I3:
5% 7/1/21	2,300,000	2,741,646
5% 7/1/22	5,000,000	5,910,550
Series 2010 J1, 5% 7/1/39	23,500,000	25,858,695
(South Shore Hosp. Proj.) Series F:
5.625% 7/1/19	370,000	370,836
5.75% 7/1/29	6,370,000	6,380,447
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Tufts Univ. Proj.):
Series 2008 O, 5.375% 8/15/38	$ 4,500,000	$ 5,289,210
Series J, 5.5% 8/15/17	500,000	613,765
(UMass Memorial Proj.) Series 2010 G, 5% 7/1/17	2,215,000	2,515,443
(UMass Worcester Proj.) Series 2005 D:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,040,000	3,274,810
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,735,000	4,016,021
(Wellesley College Proj.) Series II:
5% 7/1/19	1,975,000	2,054,573
5% 7/1/20	2,075,000	2,157,627
(Williams College Proj.):
Series 2003 H, 5% 7/1/20	1,005,000	1,045,019
Series 2006 L:
5% 7/1/17	1,000,000	1,176,620
5% 7/1/18	1,000,000	1,170,680
5% 7/1/19	1,695,000	1,960,759
5% 7/1/20	2,410,000	2,777,814
5% 7/1/21	2,535,000	2,899,863
(Winchester Hosp. Proj.) Series 2010 H, 5.25% 7/1/38	18,975,000	20,382,945
(Woods Hole Oceanographic Institution Proj.) Series 2008 B:
5.25% 6/1/25	1,760,000	2,036,408
5.375% 6/1/30	8,000,000	9,174,400
(Worcester City Campus Proj.) Series 2007 E:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,130,000	2,427,753
5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,256,449
5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,528,794
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,465,000	2,788,285
Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/15 (b)	3,000,000	3,266,580
(Univ. of Massachusetts Proj.) Series 2000 A, 2.2%, tender 4/1/13 (b)	4,000,000	4,053,640
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Series 2005 D:
5.25% 7/1/30	$ 3,000,000	$ 3,017,520
5.375% 7/1/35	1,000,000	1,006,500
Series 2008 E2. 5.375% 7/1/21	2,075,000	2,387,350
Series 2010 H, 5% 7/1/16	1,000,000	1,123,940
Series E, 5% 7/15/27	7,195,000	7,394,661
5% 7/1/17	115,000	119,762
5% 7/1/17 (Pre-Refunded to 7/1/13 @ 100)	1,140,000	1,188,815
5% 7/1/19	130,000	135,249
5% 7/1/19 (Pre-Refunded to 7/1/13 @ 100)	1,260,000	1,313,953
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. (Nuclear #6 Proj.) Series 2012 A:
5% 7/1/15	5,500,000	6,144,765
5% 7/1/16	3,700,000	4,257,035
Massachusetts Port Auth. Rev.:
Series 2003 A:
5% 7/1/18 (Pre-Refunded to 7/1/13 @ 100)	2,000,000	2,086,580
5% 7/1/19 (Pre-Refunded to 7/1/13 @ 100)	6,915,000	7,214,350
5% 7/1/20 (Pre-Refunded to 7/1/13 @ 100)	2,505,000	2,613,441
5% 7/1/21 (Pre-Refunded to 7/1/13 @ 100)	3,000,000	3,129,870
5% 7/1/22 (Pre-Refunded to 7/1/13 @ 100)	2,000,000	2,086,580
Series 2005 A:
5% 7/1/18 (AMBAC Insured)	5,205,000	5,847,193
5% 7/1/21 (AMBAC Insured)	5,010,000	5,597,322
Series 2007 C:
5% 7/1/17 (FSA Insured) (c)	1,660,000	1,934,929
5% 7/1/22 (FSA Insured) (c)	6,140,000	6,833,145
5% 7/1/27 (FSA Insured) (c)	5,000,000	5,363,550
Series 2010 A:
5% 7/1/34	2,000,000	2,282,820
5% 7/1/40	12,000,000	13,472,040
Series 2012 A, 5% 7/1/42 (c)	1,750,000	1,934,205
Series 2012 B:
5% 7/1/25	2,800,000	3,444,224
5% 7/1/27	6,570,000	7,952,525
5% 7/1/28	5,030,000	6,054,259
Massachusetts Port Auth. Spl. Facilities Rev.:
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500,000	1,621,770
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Spl. Facilities Rev.: - continued
(BosFuel Corp. Proj.) Series 2007:
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	$ 1,000,000	$ 1,077,880
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,560,000	1,672,710
5% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,069,440
(ConRAC Proj.) Series 2011 A, 5.125% 7/1/41	10,000,000	10,985,400
(Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/13 (AMBAC Insured) (c)	7,015,000	7,017,666
5.5% 1/1/14 (AMBAC Insured) (c)	6,040,000	6,041,510
5.5% 1/1/15 (AMBAC Insured) (c)	5,000,000	5,000,850
5.5% 1/1/16 (AMBAC Insured) (c)	5,000,000	5,000,600
5.5% 1/1/17 (AMBAC Insured) (c)	5,555,000	5,555,556
5.5% 1/1/18 (AMBAC Insured) (c)	6,000,000	6,000,420
5.5% 1/1/19 (AMBAC Insured) (c)	5,000,000	4,999,950
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/19	17,000,000	19,173,790
5% 8/15/22 (Pre-Refunded to 8/15/15 @ 100)	5,540,000	6,302,138
5% 8/15/23 (Pre-Refunded to 8/15/15 @ 100)	6,000,000	6,825,420
5% 8/15/25 (Pre-Refunded to 8/15/15 @ 100)	13,275,000	15,101,242
5% 8/15/26 (Pre-Refunded to 8/15/15 @ 100)	2,000,000	2,275,140
5% 8/15/27	10,000,000	11,068,600
5% 8/15/30	130,060,000	143,142,712
Series 2007 A:
4.75% 8/15/32	2,685,000	2,933,148
5% 8/15/17 (AMBAC Insured)	5,000,000	6,020,250
5% 8/15/37	6,605,000	7,253,413
Series 2011 B:
5% 10/15/41	35,000,000	40,468,050
5.25% 10/15/35	12,500,000	15,001,875
Series 2012 A:
5% 8/15/23 (a)	25,000,000	31,761,250
5% 8/15/24 (a)	12,500,000	15,764,000
5% 8/15/25 (a)	25,000,000	31,322,500
Massachusetts Spl. Oblig. Dedicated Tax Rev.:
Series 2004, 5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,935,000	6,953,683
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Spl. Oblig. Dedicated Tax Rev.: - continued
Series 2005:
5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,500,000	$ 2,911,175
5.5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,258,520
5.5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	5,065,080
Massachusetts Spl. Oblig. Rev. Series 2005 A:
5% 6/1/23 (FSA Insured)	2,000,000	2,187,800
5.5% 6/1/16 (FSA Insured)	3,000,000	3,552,900
5.5% 6/1/18 (FSA Insured)	9,740,000	12,208,895
5.5% 6/1/19	10,000,000	12,735,400
Massachusetts State College Bldg. Auth. Rev.:
Series 2002 A, 0% 5/1/22 (Escrowed to Maturity)	2,250,000	1,797,075
Series 2003 A:
5.25% 5/1/14 (Pre-Refunded to 5/1/13 @ 100)	2,075,000	2,151,153
5.25% 5/1/15 (Pre-Refunded to 5/1/13 @ 100)	2,030,000	2,104,501
5.25% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	1,295,000	1,342,527
5.25% 5/1/19 (Pre-Refunded to 5/1/13 @ 100)	2,680,000	2,778,356
5.25% 5/1/21 (Pre-Refunded to 5/1/13 @ 100)	1,965,000	2,037,116
Series 2003 B:
0% 5/1/28 (XL Cap. Assurance, Inc. Insured)	6,080,000	3,699,741
5.375% 5/1/18 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,356,916
5.375% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,825,000	2,311,217
Series 2006 A:
5% 5/1/31 (Pre-Refunded to 5/1/16 @ 100)	5,000,000	5,833,600
5% 5/1/36 (AMBAC Insured)	9,220,000	10,114,893
Series 2008 A:
5% 5/1/19 (Assured Guaranty Corp. Insured)	1,730,000	2,076,796
5% 5/1/20 (Assured Guaranty Corp. Insured)	2,130,000	2,532,336
5% 5/1/21 (Assured Guaranty Corp. Insured)	2,440,000	2,878,834
5% 5/1/22 (Assured Guaranty Corp. Insured)	2,430,000	2,852,504
5% 5/1/23 (Assured Guaranty Corp. Insured)	2,490,000	2,911,084
Series 2009 A:
5.375% 5/1/34	2,300,000	2,653,947
5.5% 5/1/39	7,000,000	8,001,280
5.5% 5/1/49	3,440,000	3,878,566
5.75% 5/1/49	10,000,000	11,424,600
Series 2009 B:
5% 5/1/28	1,000,000	1,178,850
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts State College Bldg. Auth. Rev.: - continued
Series 2009 B:
5% 5/1/35	$ 5,500,000	$ 6,271,210
5% 5/1/40	4,625,000	5,198,593
Series 2012 A:
5% 5/1/36	5,000,000	5,839,300
5% 5/1/41	10,000,000	11,587,000
Series 2012 B:
5% 5/1/29	2,000,000	2,405,040
5% 5/1/30	1,870,000	2,234,500
5% 5/1/37	3,075,000	3,543,415
5% 5/1/43	11,125,000	12,779,510
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev.:
Sr. Series A:
0% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,110,000	3,383,382
0% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,700,000	4,436,355
0% 1/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,195,000	18,187,541
Sr. Series C:
0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,848,980
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,705,000	7,119,420
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,660,000	1,487,343
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,815,000	11,938,509
Massachusetts Wtr. Poll. Abatement Trust:
(Pool Prog.):
Series 10:
5% 8/1/22	305,000	328,781
5% 8/1/29	1,765,000	1,875,524
5% 8/1/34	150,000	159,210
5.25% 8/1/15	2,435,000	2,659,653
Series 12:
5% 8/1/19	13,995,000	16,199,492
5% 8/1/20	9,570,000	11,036,794
Series 13:
5% 8/1/19	3,740,000	4,428,945
5% 8/1/20	5,145,000	6,079,075
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
(Pool Prog.):
Series 13:
5% 8/1/21	$ 5,350,000	$ 6,312,733
5% 8/1/22	8,355,000	9,845,198
5% 8/1/23	6,385,000	7,510,292
5% 8/1/24	1,000,000	1,172,550
Series 2004 A:
5.25% 2/1/18	6,300,000	7,750,701
5.25% 8/1/22	6,525,000	8,568,695
5.25% 2/1/23	1,390,000	1,820,330
5.25% 2/1/24	1,170,000	1,546,038
5.25% 8/1/24	3,780,000	5,027,249
Series 4, 5.125% 8/1/14	70,000	70,257
Series 5, 5.25% 8/1/15	75,000	75,000
Series 6:
5.25% 8/1/19	30,000	30,104
5.625% 8/1/14	115,000	115,467
5.625% 8/1/15	25,000	25,099
5.625% 8/1/16	485,000	486,887
Series 8:
5% 8/1/17	110,000	110,370
5% 8/1/20	105,000	105,336
Series 9, 5.25% 8/1/33	595,000	614,123
Series 14:
5% 8/1/25	4,950,000	6,044,841
5% 8/1/32	5,685,000	6,659,466
5% 8/1/38	8,390,000	9,641,285
Series 2, 5.25% 2/1/17	95,000	95,334
Series 2002 A:
5.25% 8/1/20	1,020,000	1,020,000
5.25% 8/1/20	680,000	682,312
Series 2010 A, 5% 8/1/21	9,000,000	11,349,360
Series 6:
5.5% 8/1/30	10,835,000	10,835,000
5.5% 8/1/30	6,745,000	6,764,830
Series 7, 5.25% 2/1/17	2,700,000	2,700,000
5% 8/1/21	7,520,000	9,329,086
5% 8/1/22	4,290,000	5,309,175
5% 8/1/23	5,000,000	6,157,900
5% 8/1/24	4,215,000	5,178,549
5% 8/1/25	4,965,000	6,063,159
5% 8/1/26	3,205,000	3,887,921
5% 8/1/27	2,460,000	2,973,377
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust: - continued
5% 8/1/28	$ 3,480,000	$ 4,185,988
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.):
Series 1993 A, 5.45% 2/1/13 (Escrowed to Maturity)	265,000	268,167
Series 1998 A:
5.25% 8/1/12	565,000	565,000
5.25% 8/1/13	330,000	331,280
Series A, 5% 8/1/15 (Escrowed to Maturity)	950,000	1,080,559
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 1992 A, 6.5% 7/15/19 (Escrowed to Maturity)	21,960,000	26,662,954
Series 1998 B:
5.5% 8/1/15 (Escrowed to Maturity)	1,500,000	1,702,515
5.5% 8/1/16 (Escrowed to Maturity)	1,425,000	1,705,811
Series 2002 J, 5.5% 8/1/20	1,000,000	1,288,110
Series 2005 A:
5.25% 8/1/21	12,645,000	15,100,027
5.25% 8/1/24	9,000,000	10,704,150
Series 2006 A, 5% 8/1/41	9,000,000	9,947,700
Series 2007 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,317,300
5% 8/1/25 (FSA Insured)	2,000,000	2,305,020
5% 8/1/26 (FSA Insured)	2,000,000	2,298,440
5% 8/1/27 (FSA Insured)	2,000,000	2,290,960
5% 8/1/28 (FSA Insured)	2,000,000	2,282,560
Series 2009 A:
5% 8/1/34	6,350,000	7,188,708
5% 8/1/39	8,360,000	9,391,039
Series 2009 B, 5% 8/1/22	2,540,000	3,084,957
Series 2011 B, 5% 8/1/41	16,000,000	18,329,760
Series 2011 C:
5% 8/1/24	22,090,000	27,234,098
5% 8/1/25	14,235,000	17,497,520
5.25% 8/1/42	8,425,000	9,946,050
Series 2012 A, 5% 8/1/37	8,000,000	9,305,280
Series J, 5% 8/1/42	100,000	100,230
Monson Gen. Oblig. 5.25% 11/1/21 (AMBAC Insured)	1,000,000	1,060,350
Newton Gen. Oblig. Series 2009 A:
4% 4/1/23	1,490,000	1,688,870
5% 4/1/20	1,840,000	2,267,745
5% 4/1/21	1,915,000	2,328,851
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Pittsfield Gen. Oblig.:
4% 3/1/15	$ 1,555,000	$ 1,682,106
4% 3/1/16	3,355,000	3,726,633
Plymouth Gen. Oblig.:
Series 2009:
5% 5/15/23	1,255,000	1,509,439
5% 5/15/25	1,150,000	1,364,590
5% 10/15/15	500,000	570,475
5% 10/15/16	1,675,000	1,980,202
5% 10/15/17	1,665,000	2,018,563
5% 10/15/19	500,000	627,925
Randolph Gen. Oblig.:
5% 9/1/16 (AMBAC Insured)	1,170,000	1,258,522
5% 9/1/18 (AMBAC Insured)	1,090,000	1,165,744
5% 9/1/19 (AMBAC Insured)	1,085,000	1,156,719
Reading Gen. Oblig.:
Series 2012:
5% 2/1/20	1,165,000	1,450,215
5% 2/1/22	1,245,000	1,573,904
5% 2/1/23	1,185,000	1,512,285
5% 3/15/20 (Pre-Refunded to 3/15/14 @ 100)	2,100,000	2,258,697
5% 3/15/21 (Pre-Refunded to 3/15/14 @ 100)	2,190,000	2,355,498
Revere Gen. Oblig. Series 2009:
5% 4/1/28	515,000	585,746
5% 4/1/39	2,000,000	2,178,020
5.5% 4/1/27	2,510,000	2,945,761
Salem Gen. Oblig.:
5% 1/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,525,000	1,564,681
5% 1/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,383,953
Springfield Gen. Oblig.:
Series 2005:
5% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610,000	3,944,178
5% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,231,015
Series 2007:
5% 8/1/15 (FSA Insured)	1,000,000	1,120,860
5% 8/1/16 (FSA Insured)	8,000,000	9,260,160
5% 8/1/17 (FSA Insured)	5,000,000	5,872,050
5% 8/1/18 (FSA Insured)	7,210,000	8,357,255
Municipal Bonds - continued
	Principal Amount	Value
Massachusetts - continued
Springfield Gen. Oblig.: - continued
Series 2007:
5.75% 8/1/14 (FSA Insured)	$ 4,000,000	$ 4,409,480
Springfield Wtr. & Swr. Commission Rev. Series 2008 A:
5.75% 10/15/26 (Assured Guaranty Corp. Insured)	1,000,000	1,216,310
5.75% 10/15/27 (Assured Guaranty Corp. Insured)	1,000,000	1,211,760
5.75% 10/15/28 (Assured Guaranty Corp. Insured)	1,000,000	1,206,590
Taunton Gen. Oblig.:
5% 12/1/15	2,350,000	2,646,171
5% 12/1/16	2,340,000	2,717,091
5% 12/1/17	1,965,000	2,328,034
Univ. of Massachusetts Bldg. Auth. Facilities Rev.:
Series 2004 1, 5.375% 11/1/16 (AMBAC Insured)	1,305,000	1,427,096
Series 2008 2, 5% 5/1/38 (FSA Insured)	20,605,000	22,479,643
Woods Hole, Martha's Vineyard & Nantucket Steamship Auth. Series 2004 B, 5% 3/1/17	3,300,000	3,662,769
Worcester Gen. Oblig.:
Series 2001 A:
5.25% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	310,000	310,939
5.5% 8/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	245,000	245,982
5.5% 8/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	220,000	220,799
Series 2001 B, 5.5% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	225,000	225,826
		2,396,967,578
Puerto Rico - 3.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	3,000,000	3,094,920
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	1,700,000	1,992,383
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.:
Series 2004 A:
5.25% 7/1/18 (Pre-Refunded to 7/1/13 @ 100)	3,500,000	3,658,480
5.25% 7/1/18 (Pre-Refunded to 7/1/13 @ 100)	2,500,000	2,614,400
Series 2006 A:
3.203% 7/1/21 (FGIC Insured) (b)	5,400,000	5,041,656
5.25% 7/1/26	3,000,000	3,171,120
5.25% 7/1/30	1,960,000	2,050,709
Series 2006 B, 5.25% 7/1/32	1,000,000	1,045,170
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig.: - continued
Series 2007 A, 5.5% 7/1/21 (FGIC Insured)	$ 8,000,000	$ 9,058,400
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	3,100,000	3,447,603
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	47,350,000	9,819,917
0% 8/1/42 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,220,000	1,214,704
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	344,967
0% 8/1/47 (AMBAC Insured)	48,100,000	7,010,094
Series 2009 A:
6% 8/1/42	3,800,000	4,309,238
6.5% 8/1/44	5,345,000	6,292,294
Series 2010 A, 0% 8/1/33	23,950,000	7,889,130
Series 2011 C:
0% 8/1/38	4,960,000	1,254,136
0% 8/1/39	43,460,000	10,395,197
0% 8/1/41	6,775,000	1,453,441
		85,157,959
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth.:
Series 2004 A:
5% 10/1/13	700,000	728,910
5.25% 10/1/16	750,000	800,955
Series 2009 A, 6.75% 10/1/37	4,000,000	4,678,800
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A1, 5% 10/1/39	1,500,000	1,557,480
Series 2009 B, 5% 10/1/25	2,800,000	3,080,644
		10,846,789
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $2,293,877,232)	2,499,083,958
NET OTHER ASSETS (LIABILITIES) - 1.1%	27,384,416
NET ASSETS - 100%	$ 2,526,468,374
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,117,562 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 8,511,715
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Special Tax	22.5%
General Obligations	18.6%
Water & Sewer	14.6%
Education	14.3%
Health Care	11.2%
Transportation	8.2%
Escrowed/Pre-Refunded	6.8%
Others* (Individually Less Than 5%)	3.8%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,293,877,232)		$ 2,499,083,958
Cash		76,687,963
Receivable for investments sold		1,623,550
Receivable for fund shares sold		1,196,505
Interest receivable		30,315,195
Other receivables		9,404
Total assets		2,608,916,575

Liabilities
Payable for investments purchased Regular delivery	$ 1,241,488
Delayed delivery	75,794,625
Payable for fund shares redeemed	1,716,006
Distributions payable	2,357,027
Accrued management fee	763,046
Other affiliated payables	533,795
Other payables and accrued expenses	42,214
Total liabilities		82,448,201

Net Assets		$ 2,526,468,374
Net Assets consist of:
Paid in capital		$ 2,312,023,080
Undistributed net investment income		522,857
Accumulated undistributed net realized gain (loss) on investments		8,715,711
Net unrealized appreciation (depreciation) on investments		205,206,726
Net Assets, for 197,987,888 shares outstanding		$ 2,526,468,374
Net Asset Value, offering price and redemption price per share ($2,526,468,374 ÷ 197,987,888 shares)		$ 12.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Interest		$ 47,606,501

Expenses
Management fee	$ 4,452,181
Transfer agent fees	843,534
Accounting fees and expenses	215,770
Custodian fees and expenses	14,565
Independent trustees' compensation	4,215
Registration fees	17,057
Audit	26,757
Legal	7,425
Miscellaneous	11,784
Total expenses before reductions	5,593,288
Expense reductions	(14,226)	5,579,062
Net investment income (loss)		42,027,439
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,915,819
Change in net unrealized appreciation (depreciation) on investment securities		18,876,806
Net gain (loss)		27,792,625
Net increase (decrease) in net assets resulting from operations		$ 69,820,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,027,439	$ 81,004,140
Net realized gain (loss)	8,915,819	9,338,132
Change in net unrealized appreciation (depreciation)	18,876,806	198,102,188
Net increase (decrease) in net assets resulting from operations	69,820,064	288,444,460
Distributions to shareholders from net investment income	(41,711,924)	(81,130,118)
Distributions to shareholders from net realized gain	(1,151,669)	(7,520,465)
Total distributions	(42,863,593)	(88,650,583)
Share transactions Proceeds from sales of shares	245,923,515	373,847,502
Reinvestment of distributions	28,529,878	60,250,869
Cost of shares redeemed	(144,906,677)	(359,151,890)
Net increase (decrease) in net assets resulting from share transactions	129,546,716	74,946,481
Redemption fees	5,422	7,463
Total increase (decrease) in net assets	156,508,609	274,747,821

Net Assets
Beginning of period	2,369,959,765	2,095,211,944
End of period (including undistributed net investment income of $522,857 and undistributed net investment income of $207,342, respectively)	$ 2,526,468,374	$ 2,369,959,765
Other Information Shares
Sold	19,553,472	31,161,657
Issued in reinvestment of distributions	2,265,211	5,007,200
Redeemed	(11,542,605)	(30,226,031)
Net increase (decrease)	10,276,078	5,942,826

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 12.63	$ 11.53	$ 11.83	$ 11.25	$ 11.87	$ 11.84
Income from Investment Operations
Net investment income (loss) D	.217	.448	.453	.453	.464	.473
Net realized and unrealized gain (loss)	.134	1.142	(.300)	.581	(.606)	.077
Total from investment operations	.351	1.590	.153	1.034	(.142)	.550
Distributions from net investment income	(.215)	(.449)	(.453)	(.453)	(.463)	(.472)
Distributions from net realized gain	(.006)	(.041)	-	- F	(.015)	(.048)
Total distributions	(.221)	(.490)	(.453)	(.454) G	(.478)	(.520)
Redemption fees added to paid in capital D, F	-	-	-	-	-	-
Net asset value, end of period	$ 12.76	$ 12.63	$ 11.53	$ 11.83	$ 11.25	$ 11.87
Total Return B,C	2.82%	14.09%	1.22%	9.34%	(1.13)%	4.77%
Ratios to Average Net Assets E
Expenses before reductions	.46% A	.46%	.46%	.47%	.46%	.46%
Expenses net of fee waivers, if any	.46% A	.46%	.46%	.47%	.46%	.46%
Expenses net of all reductions	.46% A	.46%	.46%	.46%	.44%	.42%
Net investment income (loss)	3.47% A	3.74%	3.79%	3.91%	4.09%	4.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,526,468	$ 2,369,960	$ 2,095,212	$ 2,371,417	$ 1,932,144	$ 1,933,906
Portfolio turnover rate	12% A	11%	11%	3%	14%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

G Total distributions of $.454 per share is comprised of distributions from net investment income of $.4534 and distributions from net realized gain of $.0003 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investment Changes/Performance
(Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 7/31/12	% of fund's investments 1/31/12	% of fund's investments 7/31/11
1 - 7	85.6	76.8	87.4
8 - 30	3.3	3.5	1.3
31 - 60	2.2	5.0	5.0
61 - 90	1.4	6.9	0.5
91 - 180	3.6	5.0	2.0
> 180	3.9	2.8	3.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	7/31/12	1/31/12	7/31/11
Fidelity Massachusetts Municipal Money Market Fund	22 Days	27 Days	21 Days
Massachusetts Tax-Free Money Market Funds Average*	24 Days	29 Days	22 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	7/31/12	1/31/12	7/31/11
Fidelity Massachusetts Municipal Money Market Fund	23 Days	30 Days	21 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Asset Allocation (% of fund's net assets)
As of July 31, 2012	As of January 31, 2012
Variable Rate Demand Notes (VRDNs) 66.2%	Variable Rate Demand Notes (VRDNs) 60.5%
Other Municipal Debt 18.8%	Other Municipal Debt 25.3%
Investment Companies 13.6%	Investment Companies 13.2%
Net Other Assets (Liabilities) 1.4%	Net Other Assets (Liabilities) 1.0%

Semiannual Report

Current and Historical Seven-Day Yields

	7/31/12	4/30/12	1/30/12	10/31/11	8/1/11
Fidelity Massachusetts Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending July 31, 2012, the most recent period shown in the table, would have been -0.32%.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 66.2%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.2% 8/7/12, VRDN (b)(e)	$ 3,500,000	$ 3,500,000
Colorado - 0.2%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MT 741, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(f)	13,300,000	13,300,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.45% 8/7/12, VRDN (b)	4,400,000	4,400,000
Indiana - 0.1%
Michigan City Ltd. Oblig. Rev. (Palatek Proj.) 0.25% 8/7/12, LOC Comerica Bank, VRDN (b)(e)	4,420,000	4,420,000
Maine - 0.2%
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 0.55% 8/7/12, LOC Bank of America NA, VRDN (b)(e)	9,000,000	9,000,000
Massachusetts - 63.0%
Boston Indl. Dev. Rev. (New Boston Seafood Ctr., Inc. Proj.) Series 1997, 0.36% 8/7/12, LOC Bank of America NA, VRDN (b)(e)	2,555,000	2,555,000
Boston Wtr. & Swr. Commission Rev. Series 1994 A, 0.12% 8/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	15,300,000	15,300,000
Canton Hsg. Auth. Multi-family Hsg. Mtg. Rev. (Canton Arboretum Apt. Proj.) Series 1999, 0.14% 8/7/12, LOC Fannie Mae, VRDN (b)(e)	13,695,000	13,695,000
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series Clipper 07 18, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	100,175,000	100,175,000
Series PT 4368, 0.14% 8/7/12 (Liquidity Facility Wells Fargo & Co.) (b)(f)	15,025,000	15,025,000
Series ROC II R 11933, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	3,000,000	3,000,000
Series 2008 A1, 0.15% 8/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	98,500,000	98,500,000
Series 2008 A2, 0.15% 8/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	116,165,000	116,165,000
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series WF 12 30 C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	13,335,000	13,335,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev.:
Series 2010 A1, 0.22% 8/7/12, LOC Citibank NA, VRDN (b)	$ 47,675,000	$ 47,675,000
Series 2010 A2, 0.14% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)	99,065,000	99,065,000
Series 2010 A3, 0.17% 8/7/12, LOC Bank of America NA, VRDN (b)	72,000,000	72,000,000
Massachusetts Dev. Fin. Agcy. Indl. Dev. Rev.:
(Charm Sciences, Inc. Proj.) Series 1999 A, 0.8% 8/7/12, LOC Bank of America NA, VRDN (b)(e)	2,000,000	2,000,000
(Monkiewicz Realty Trust Proj.) 0.95% 8/7/12, LOC Bank of America NA, VRDN (b)(e)	2,880,000	2,880,000
Massachusetts Dev. Fin. Agcy. Multi-family Hsg. Rev.:
(Archstone Reading Apts. Proj.) Series 2004 A, 0.17% 8/7/12, LOC Freddie Mac, VRDN (b)(e)	24,840,000	24,840,000
(Avalon Acton Apts. Proj.) Series 2006, 0.19% 8/7/12, LOC Fannie Mae, VRDN (b)(e)	38,000,000	38,000,000
(Casco Crossing Proj.) 0.17% 8/7/12, LOC Fannie Mae, VRDN (b)(e)	10,535,000	10,535,000
(Georgetown Village Apts. Proj.) Series 2003 A, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)(e)	18,450,000	18,450,000
(Salem Heights Apts. Proj.) Series 2003 A, 0.16% 8/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)(e)	14,600,000	14,600,000
(Tammy Brook Apts. Proj.) Series 2009, 0.16% 8/7/12, LOC Freddie Mac, VRDN (b)	6,500,000	6,500,000
Massachusetts Dev. Fin. Agcy. Rev.:
(Abby Kelley Foster Charter Pub. School Proj.) Series 2008, 0.16% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	4,575,000	4,575,000
(Berkshire School Proj.) Series 2001, 0.15% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	10,045,000	10,045,000
(Boston Univ. Proj.):
Series U-5A, 0.14% 8/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	16,325,000	16,325,000
Series U-5B, 0.13% 8/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	26,200,000	26,200,000
Series U-6E, 0.12% 8/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	13,670,000	13,670,000
Series U1, 0.11% 8/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	17,630,000	17,630,000
Series U3, 0.12% 8/7/12, LOC Northern Trust Co., VRDN (b)	23,915,000	23,915,000
(Briarwood Retirement Cmnty. Proj.) Series 2004 A, 0.15% 8/7/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	14,510,000	14,510,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Clark Univ. Proj.) 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	$ 33,295,000	$ 33,295,000
(Edgewood Retirement Cmnty. Proj.):
Series 2000 A, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	13,490,000	13,490,000
Series 2008, 0.2% 8/7/12, LOC Bank of America NA, VRDN (b)	26,265,000	26,265,000
(Fay School Proj.) Series 2008, 0.13% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	5,850,000	5,850,000
(Fessenden School Proj.) Series 2001, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	11,770,000	11,770,000
(Fifteen-O-Five West Housatonic LLC Proj.) Series 2007, 0.19% 8/7/12, LOC HSBC Bank USA, NA, VRDN (b)(e)	2,540,000	2,540,000
(Governor Dummer Academy Issues Proj.) Series 2006, 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	4,615,000	4,615,000
(ISO New England, Inc. Proj.) Series 2005, 0.12% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	10,645,000	10,645,000
(Judge Rotenburg Ctr. Proj.) Series 2003, 0.26% 8/7/12, LOC Bank of America NA, VRDN (b)	9,485,000	9,485,000
(Lasell Village Proj.) Series 2007, 0.33% 8/7/12, LOC Bank of America NA, VRDN (b)	5,000,000	5,000,000
(Masonic Nursing Home Proj.) Series 2002 B, 0.11% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	17,175,000	17,175,000
(Meadowbrook School Proj.) Series 2000, 0.15% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	3,370,000	3,370,000
(New England Deaconess Assoc. Proj.) Series 2011 B, 0.17% 8/7/12, LOC Manufacturers & Traders Trust Co., VRDN (b)	4,960,000	4,960,000
(Olin College Proj.):
Series 2008 C2, 0.23% 8/1/12, LOC RBS Citizens NA, VRDN (b)	35,200,000	35,200,000
Series 2008 C3, 0.23% 8/1/12, LOC RBS Citizens NA, VRDN (b)	38,365,000	38,365,000
(Saint Mark's School Proj.) Series 2004, 0.15% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,785,000	9,785,000
(Seven Hills Foundation and Affiliates Proj.) Series 2008 B, 0.13% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	5,265,000	5,265,000
(Seven Hills Foundation Proj.) Series 2008 A, 0.13% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	4,800,000	4,800,000
(Smith College Proj.):
Series 2001, 0.14% 8/7/12, VRDN (b)	1,819,000	1,819,000
Series 2002, 0.14% 8/7/12, VRDN (b)	1,818,000	1,818,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
(Smith College Proj.):
Series 2007, 0.22% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	$ 62,660,000	$ 62,660,000
(Wilber School Apts. Proj.) Series 2008 A, 0.16% 8/7/12, LOC Bank of America NA, VRDN (b)	7,000,000	7,000,000
(Williston Northampton School Proj.) Series 2010, 0.19% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	7,200,000	7,200,000
(Worcester Polytechnic Institute Proj.) Series 2008 A, 0.14% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	18,840,000	18,840,000
Participating VRDN:
Series Putters 3840, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Series Putters 4691, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(f)	6,250,000	6,250,000
Series ROC II R 11999X, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	3,300,000	3,300,000
Series WF 10 56C, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	19,905,000	19,905,000
Series 2006, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	11,600,000	11,600,000
Series 2007 A, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	9,300,000	9,300,000
Series 2007 B, 0.17% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	13,335,000	13,335,000
Series 2011 A, 0.18% 8/7/12, LOC RBS Citizens NA, VRDN (b)	12,870,000	12,870,000
Massachusetts Dev. Fin. Agcy. Solid Waste Disp. Rev. (Wheelabrator Millbury Proj.) 0.16% 8/1/12, LOC JPMorgan Chase Bank, VRDN (b)(e)	10,000,000	10,000,000
Massachusetts Gen. Oblig.:
Participating VRDN:
Series BC 12 119 W, 0.15% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	12,300,000	12,300,000
Series Clipper 07 06, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	53,850,000	53,850,000
Series Clipper 07 39, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	13,325,000	13,325,000
Series EGL 07 0124, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	12,235,000	12,235,000
Series EGL 07 0149, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	34,300,000	34,300,000
Series Merlots 2008-C54, 0.18% 8/7/12 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	13,100,000	13,100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Participating VRDN:
Series MT 723, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(f)	$ 6,400,000	$ 6,400,000
Series MT 725, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(f)	20,500,000	20,500,000
Series Putters 2022, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	35,995,000	35,995,000
Series Putters 2648, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,250,000	9,250,000
Series Putters 3699, 0.17% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,320,000	8,320,000
Series Putters 3896, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	7,500,000	7,500,000
Series Putters 3898, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,000,000	4,000,000
Series 2001 C, 0.14% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	181,040,000	181,040,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Baystate Health Sys. Proj.):
Series 2009 J1, 0.14% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	10,100,000	10,100,000
Series 2009 J2, 0.17% 8/1/12, LOC JPMorgan Chase Bank, VRDN (b)	34,900,000	34,900,000
(Baystate Med. Ctr. Proj.) Series 2005 G, 0.23% 8/7/12, LOC Bank of America NA, VRDN (b)	35,710,000	35,710,000
(Bentley College Proj.) Series K, 0.14% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	12,400,000	12,400,000
(Boston Univ. Proj.) Series H, 0.13% 8/7/12, LOC State Street Bank & Trust Co., Boston, VRDN (b)	21,725,000	21,725,000
(Children's Hosp. Proj.):
Series 2010 N1, 0.11% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	17,050,000	17,050,000
Series 2010 N2, 0.12% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	59,400,000	59,400,000
Series 2010 N3, 0.14% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	20,800,000	20,800,000
Series 2010 N4, 0.17% 8/1/12, LOC JPMorgan Chase Bank, VRDN (b)	62,760,000	62,760,000
(Dana-Farber Cancer Institute Proj.) Series 2008 L1, 0.14% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	23,500,000	23,500,000
(Fairview Extended Care Proj.) Series B, 0.29% 8/7/12, LOC Bank of America NA, VRDN (b)	26,580,000	26,580,000
(Harvard Univ. Proj.) Series Y, 0.11% 8/7/12, VRDN (b)	1,200,000	1,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
(Harvard Vanguard Med. Associates Proj.) Series 2004, 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	$ 2,600,000	$ 2,600,000
(Henry Heywood Memorial Hosp. Proj.) Series 2008 C, 0.16% 8/1/12, LOC TD Banknorth, NA, VRDN (b)	6,245,000	6,245,000
(Northeast Hosp. Corp. Proj.):
Series 2004 G, 0.16% 8/7/12, LOC JPMorgan Chase Bank, VRDN (b)	37,075,000	37,075,000
Series 2006 H, 0.24% 8/7/12, LOC Bank of America NA, VRDN (b)	23,000,000	23,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2005 F, 0.12% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	43,565,000	43,565,000
Series D5, 0.14% 8/1/12, VRDN (b)	8,120,000	8,120,000
Series D6, 0.14% 8/1/12, VRDN (b)	10,615,000	10,615,000
(Peabody Essex Museum Proj.) Series 2002, 0.21% 8/7/12, LOC Bank of America NA, VRDN (b)	14,525,000	14,525,000
(Southcoast Health Sys. Obligated Group Proj.) Series 2008 C, 0.27% 8/7/12, LOC Bank of America NA, VRDN (b)	2,750,000	2,750,000
(Stonehill College Proj.) Series 2008 K, 0.2% 8/1/12, LOC Bank of America NA, VRDN (b)	21,440,000	21,440,000
(The Henry Heywood Memorial Hosp. Issue Proj.) Series 2009 C, 0.16% 8/1/12, LOC TD Banknorth, NA, VRDN (b)	8,120,000	8,120,000
(Wellesley College Proj.):
Series B, 0.14% 8/7/12, VRDN (b)	4,100,000	4,100,000
Series I, 0.15% 8/1/12, VRDN (b)	5,650,000	5,650,000
(Williams College Proj.):
Series I, 0.13% 8/7/12, VRDN (b)	20,300,000	20,300,000
Series J, 0.13% 8/7/12, VRDN (b)	29,179,000	29,179,000
(Winchester Hosp. Proj.) Series 2004 F, 0.33% 8/7/12, LOC Bank of America NA, VRDN (b)	15,170,000	15,170,000
Participating VRDN:
Series BA 08 1056, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(f)	3,290,000	3,290,000
Series BA 08 3320, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(f)	3,810,000	3,810,000
Series BBT 08 54, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	12,505,000	12,505,000
Series BBT 08 56, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,395,000	15,395,000
Series BC 10 15W, 0.13% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	7,185,000	7,185,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series BC 10 20W, 0.13% 8/7/12 (Liquidity Facility Barclays Bank PLC) (b)(f)	$ 8,785,000	$ 8,785,000
Series Clipper 07 08, 0.15% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	11,250,000	11,250,000
Series Putters 3104, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,620,000	3,620,000
Series Putters 3529, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	26,660,000	26,660,000
Series Putters 3530, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,000,000	1,000,000
Series Putters 3531, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	12,495,000	12,495,000
Series Putters 3548, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	9,925,000	9,925,000
Series Putters 3650, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	11,800,000	11,800,000
Series ROC II R 11824, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,665,000	2,665,000
Series ROC II R 11913, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	2,975,000	2,975,000
Series 2009 O-1, 0.14% 8/7/12, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	46,950,000	46,950,000
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series 2004 A, 0.18% 8/7/12, LOC Lloyds TSB Bank PLC, VRDN (b)(e)	28,010,000	28,010,000
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev.:
(Princeton Crossing LP Proj.) Series 1996 A, 0.16% 8/7/12, LOC Fannie Mae, VRDN (b)(e)	20,300,000	20,300,000
Series 2009 A, 0.21% 8/7/12, LOC Bank of America NA, VRDN (b)	6,850,000	6,850,000
Massachusetts Indl. Fin. Agcy. Indl. Dev. Rev.:
(346 Univ. LLC Proj.) Series 1996, 1.55% 8/7/12, LOC Bank of America NA, VRDN (b)(e)	800,000	800,000
(BBB Esq. LLC Proj.) Series 1996, 1.55% 8/7/12, LOC Bank of America NA, VRDN (b)(e)	1,700,000	1,700,000
(Boutwell Owens & Co., Inc. Proj.) Series 1998, 1.51% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	480,000	480,000
(Brady Enterprises Proj.) Series 1996, 1.55% 8/7/12, LOC Bank of America NA, VRDN (b)(e)	1,050,000	1,050,000
(Decas Cranberry Proj.) Series 1997, 0.35% 8/7/12, LOC TD Banknorth, NA, VRDN (b)(e)	1,875,000	1,875,000
(United Plastics Proj.) Series 1997, 0.95% 8/7/12, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,145,000	1,145,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Indl. Fin. Agcy. Rev. (Governor Dummer Academy Proj.) Series 1996, 0.15% 8/7/12, LOC TD Banknorth, NA, VRDN (b)	$ 4,800,000	$ 4,800,000
Massachusetts Port Auth. Rev.:
Participating VRDN Series Solar 06 108, 0.13% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	14,070,000	14,070,000
Series 2008 A, 0.18% 8/7/12, LOC Bank of America NA, VRDN (b)	11,400,000	11,400,000
Series 2010 D, 0.22% 8/7/12, LOC Bank of America NA, VRDN (b)(e)	98,890,000	98,890,000
Massachusetts Port Auth. Spl. Proj. Rev. (Harborside Hyatt Proj.) Series 2001 A, 0.18% 8/7/12, LOC Royal Bank of Scotland PLC, VRDN (b)(e)	37,100,000	37,100,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
ROC II R 12193, 0.17% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	4,000,000	4,000,000
Series BA 08 1082, 0.23% 8/7/12 (Liquidity Facility Bank of America NA) (b)(f)	7,620,000	7,620,000
Series BA 08 3307, 0.27% 8/7/12 (Liquidity Facility Bank of America NA) (b)(f)	5,000,000	5,000,000
Series EGL 07 0031, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	52,600,000	52,600,000
Series EGL 07 0032, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	69,300,000	69,300,000
Series EGL 07 0067, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	41,660,000	41,660,000
Series EGL 07 0092, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	46,095,000	46,095,000
Series MS 3228X, 0.23% 8/7/12 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	2,500,000	2,500,000
Series Putters 2479Z, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,340,000	2,340,000
Series Putters 3691, 0.17% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	2,100,000	2,100,000
Series Putters 3990, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4030, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,070,000	3,070,000
Series ROC II R 12254, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	14,000,000	14,000,000
Series Solar 05 03, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	20,180,000	20,180,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts St Wtr. Resources Auth. Participating VRDN. Participating VRDN:
Series Putters 3690, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 1,300,000	$ 1,300,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series BBT 08 40, 0.13% 8/7/12 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	15,370,000	15,370,000
Series Clipper 06 11, 0.18% 8/7/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	23,900,000	23,900,000
Series Putters 3159, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	15,490,000	15,490,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Participating VRDN:
Series EGL 06 0054, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	5,300,000	5,300,000
Series EGL 7050011 Class A, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	10,990,000	10,990,000
Series Putters 2848, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	19,075,000	19,075,000
Series Putters 4176, 0.17% 8/7/12 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,000,000	6,000,000
Series ROC II R 11914, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	1,755,000	1,755,000
Series ROC II R 11968, 0.15% 8/7/12 (Liquidity Facility Citibank NA) (b)(f)	3,585,000	3,585,000
Series Solar 06 86, 0.14% 8/7/12 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	21,885,000	21,885,000
Series 2008 B, 0.26% 8/7/12 (Liquidity Facility Bank of America NA), VRDN (b)	98,530,000	98,530,000
Series 2008 E, 0.16% 8/7/12 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	26,470,000	26,470,000
Series 2008 F, 0.12% 8/7/12 (Liquidity Facility Bank of Nova Scotia New York Branch), VRDN (b)	22,700,000	22,700,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 32, 0.13% 8/7/12 (Liquidity Facility Royal Bank of Canada) (b)(f)	71,505,000	71,505,000
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Series 2008 1, 0.22% 8/7/12, LOC Lloyds TSB Bank PLC, VRDN (b)	137,020,000	137,020,000
Weston Gen. Oblig. Participating VRDN Series Putters 4047, 0.18% 8/1/12 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	9,495,000	9,495,000
		3,437,246,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.44% 8/7/12, VRDN (b)(e)	$ 3,400,000	$ 3,400,000
Ohio - 0.2%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.38% 8/7/12, VRDN (b)	1,200,000	1,200,000
Series B, 0.4% 8/7/12, VRDN (b)	11,800,000	11,800,000
		13,000,000
Puerto Rico - 1.9%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.12% 8/7/12, LOC Bank of Nova Scotia New York Branch, VRDN (b)	68,535,000	68,535,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.16% 8/7/12, LOC Barclays Bank PLC NY Branch, VRDN (b)	34,110,000	34,110,000
		102,645,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2003, 0.26% 8/1/12, LOC Bank of America NA, VRDN (b)	5,400,000	5,400,000
Texas - 0.3%
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2010 A, 0.23% 8/7/12 (Total SA Guaranteed), VRDN (b)	5,000,000	5,000,000
Series 2012, 0.23% 8/7/12 (Total SA Guaranteed), VRDN (b)	10,000,000	10,000,000
		15,000,000
TOTAL VARIABLE RATE DEMAND NOTE		3,611,311,000
Other Municipal Debt - 18.8%

Massachusetts - 18.8%
Andover Gen. Oblig. BAN 1.5% 12/20/12	2,000,000	2,009,211
Belmont Gen. Oblig. BAN 1.5% 4/25/13	14,000,000	14,134,835
Billerica Gen. Oblig. BAN:
Series 2012, 1% 5/17/13 (a)	11,750,000	11,822,145
1.5% 8/10/12	10,000,000	10,002,866
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Boston Gen. Oblig. Bonds:
Series 2011 A, 4% 4/1/13	$ 5,620,000	$ 5,762,644
Series 2012 A, 2% 4/1/13	8,060,000	8,157,499
Series 2012 B, 2% 2/1/13	11,495,000	11,599,644
Cambridge Gen. Oblig. Bonds:
Series 2007 B, 5% 2/1/13	1,000,000	1,024,040
Series 2010, 3% 2/15/13	1,275,000	1,294,209
Series 2012, 2% 2/15/13	3,825,000	3,862,382
Carlisle Gen. Oblig. BAN 1.25% 11/16/12	13,436,000	13,475,535
Chicopee Gen. Oblig. BAN 2% 11/29/12	5,000,000	5,025,615
Concord & Carlisle Reg'l. School District BAN 1.5% 12/14/12	5,000,000	5,024,007
Danvers Gen. Oblig. BAN 1.25% 7/3/13	5,026,000	5,074,470
Duxbury Gen. Oblig. BAN 1% 9/14/12	14,383,000	14,397,743
Fitchburg Gen. Oblig. Bonds 2% 12/1/12	1,270,000	1,276,749
Framingham Gen. Oblig. BAN 0.5% 12/14/12	39,000,000	39,050,046
Gloucester Gen. Oblig. BAN 1% 9/14/12	12,214,000	12,225,725
Lexington Gen. Oblig.:
BAN Series 2012 B, 0.5% 2/22/13	13,100,000	13,124,781
Bonds Series 2012, 5% 2/15/13	1,118,000	1,146,984
Marblehead Gen. Oblig. BAN 1.5% 8/10/12	6,596,000	6,597,988
Marshfield Gen. Oblig. BAN 0.75% 11/15/12	5,577,000	5,585,183
Massachusetts Bay Trans. Auth. Assessment Rev. Bonds Series 2012 A, 1.5% 1/1/13	3,480,000	3,499,239
Massachusetts Commonwealth Trans. Fund Rev. Bonds (Accelerated Bridge Prog.) Series 2012 A, 2% 6/1/13	6,780,000	6,881,815
Massachusetts Dev. Fin. Agcy. Series 2001, 0.19% 8/2/12, LOC TD Banknorth, NA, CP	8,451,000	8,451,000
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. (Nantucket Elec. Co. Proj.) Bonds Series 2005, 0.47% tender 9/7/12, CP mode (e)	3,600,000	3,600,000
Massachusetts Dev. Fin. Agcy. Rev. Series 2001, 0.14% 8/9/12, LOC JPMorgan Chase Bank, CP	9,950,000	9,950,000
Massachusetts Gen. Oblig. Bonds:
Series 2001 D, 5.5% 11/1/12	13,885,000	14,069,779
Series 2002 C, 5.5% 11/1/12	3,000,000	3,039,544
Series 2002 E, 5.5% 1/1/13	3,135,000	3,204,475
Series 2004 A, 5% 8/1/12	1,180,000	1,180,000
Series 2005 C, 5% 9/1/12	2,925,000	2,936,499
Series 2007 B:
4% 11/1/12	1,000,000	1,009,627
5% 11/1/12	1,035,000	1,047,288
Series 2010 A, 0.53% 2/1/13 (b)	1,700,000	1,700,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Gen. Oblig. Bonds: - continued
Series 2010 B, 4% 6/1/13	$ 1,000,000	$ 1,031,533
Series 2011 B:
3% 8/1/12	2,500,000	2,500,000
4% 10/1/12	39,925,000	40,176,793
Series 2012 A:
0.12% 9/1/12 (b)	51,700,000	51,698,682
0.13% 2/1/13 (b)	35,000,000	35,000,000
Massachusetts Health & Edl. Facilities Auth. Rev.:
Bonds:
(Partners HealthCare Sys. Proj.) Series 2008 H1, 0.14% tender 8/9/12, CP mode	8,000,000	8,000,000
(Partners HealthCare Sys., Inc. Proj.):
Series 2008 H1:
0.13% tender 8/9/12, CP mode	2,660,000	2,660,000
0.14% tender 9/10/12, CP mode	20,000,000	20,000,000
0.14% tender 11/8/12, CP mode	16,400,000	16,400,000
0.15% tender 10/10/12, CP mode	12,500,000	12,500,000
0.16% tender 10/11/12, CP mode	15,100,000	15,100,000
Series 2008 H2:
0.14% tender 11/2/12, CP mode	19,790,000	19,790,000
0.14% tender 11/5/12, CP mode	14,040,000	14,040,000
0.15% tender 8/6/12, CP mode	19,790,000	19,790,000
0.17% tender 12/5/12, CP mode	7,020,000	7,020,000
Series 2008, 4% 10/1/12	1,000,000	1,006,116
Series 2010 J2, 5% 7/1/13	450,000	469,202
Series EE:
0.12% 8/6/12, CP	7,750,000	7,750,000
0.13% 8/6/12, CP	16,381,000	16,381,000
0.14% 8/7/12, CP	50,000,000	50,000,000
0.14% 8/27/12, CP	19,000,000	19,000,000
0.14% 9/6/12, CP	42,804,000	42,804,000
0.15% 8/7/12, CP	41,253,000	41,253,000
0.16% 8/13/12, CP	29,800,000	29,800,000
0.17% 8/10/12, CP	8,500,000	8,500,000
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.45% tender 9/6/12, CP mode	8,960,000	8,960,000
Series 1993 A, 0.42% tender 9/7/12, CP mode	300,000	300,000
Series 1993 B, 0.55% tender 8/10/12, CP mode	1,950,000	1,950,000
Massachusetts Port Auth. Rev.:
Series 2012 A, 0.18% 8/9/12, LOC TD Banknorth, NA, CP	7,500,000	7,500,000
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Massachusetts Port Auth. Rev.: - continued
Series 2012 B, 0.2% 8/9/12, LOC TD Banknorth, NA, CP (e)	$ 28,000,000	$ 28,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds:
Series 2005 A, 5% 8/15/12	3,300,000	3,306,142
Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	14,875,000	14,875,000
Massachusetts Spl. Oblig. Rev. Bonds:
Series 1997 A, 5.5% 6/1/13	1,000,000	1,044,237
Series 2010 A:
3% 12/15/12	1,700,000	1,717,817
4% 12/15/12	9,470,000	9,603,100
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.4% tender 8/15/12, CP mode (e)	12,200,000	12,200,000
Massachusetts Wtr. Poll. Abatement Trust Bonds:
Series 14, 5% 8/1/12	7,800,000	7,800,000
Series 15 A, 5% 8/1/12	1,000,000	1,000,000
Series 2002 A, 5% 8/1/12	2,390,000	2,390,000
Series 2009 A, 5% 8/1/12	1,500,000	1,500,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Bonds Series WF 09 67C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.) (b)(f)(g)	15,400,000	15,400,000
Series 1999, 0.16% 8/15/12, LOC State Street Bank & Trust Co., Boston, CP	18,000,000	18,000,000
Melrose Gen. Oblig. BAN 1.5% 11/15/12	12,125,000	12,168,395
Middleton Gen. Oblig. BAN 1.5% 8/17/12	12,600,000	12,606,929
Millis Gen. Oblig. BAN 2% 2/22/13	5,118,038	5,166,010
Nantucket Gen. Oblig. BAN 1.25% 6/7/13	8,968,090	9,047,827
Needham Gen. Oblig. BAN Series 2012 B, 0.75% 10/15/12	8,650,000	8,660,263
Plymouth Gen. Oblig. BAN 1.5% 5/8/13	18,708,600	18,897,588
Somerville Gen. Oblig. BAN 1.25% 6/28/13	8,399,962	8,477,416
Stoughton Gen. Oblig. BAN 1.5% 9/21/12	4,998,500	5,007,352
Stow Gen. Oblig. BAN 1.5% 9/28/12	6,700,000	6,712,907
Waltham Gen. Oblig. BAN 1.25% 6/28/13	9,500,000	9,590,200
Wellesley Gen. Oblig. BAN 1.25% 6/21/13	3,000,000	3,027,882
West Springfield Gen. Oblig. BAN 1.25% 6/28/13	12,165,000	12,272,781
Westfield Gen. Oblig. BAN:
Series 2012 A, 1.25% 4/12/13	12,220,000	12,290,264
Other Municipal Debt - continued
	Principal Amount	Value
Massachusetts - continued
Westfield Gen. Oblig. BAN: - continued
0.75% 12/14/12	$ 15,100,000	$ 15,131,698
Winchester Gen. Oblig. BAN 1.25% 7/2/13	13,320,000	13,450,527
TOTAL OTHER MUNICIPAL DEBT		1,022,968,228
Investment Company - 13.6%
	Shares
Fidelity Municipal Cash Central Fund, 0.18% (c)(d)	742,578,000	742,578,000
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $5,376,857,228)		5,376,857,228
NET OTHER ASSETS (LIABILITIES) - 1.4%		78,245,496
NET ASSETS - 100%		$ 5,455,102,724
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $30,275,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Bonds Series WF 11 124C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo Bank NA)	2/2/12 - 7/9/12	$ 14,875,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Bonds Series WF 09 67C, 0.26%, tender 2/14/13 (Liquidity Facility Wells Fargo & Co.)	2/3/12	$ 15,400,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 695,419
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2012 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $4,634,279,228)	$ 4,634,279,228
Fidelity Central Funds (cost $742,578,000)	742,578,000
Total Investments (cost $5,376,857,228)		$ 5,376,857,228
Cash		106,372,977
Receivable for investments sold		3,000,049
Receivable for fund shares sold		49,453,522
Interest receivable		4,166,475
Distributions receivable from Fidelity Central Funds		122,298
Other receivables		24,085
Total assets		5,539,996,634

Liabilities
Payable for investments purchased Regular delivery	$ 40,476,745
Delayed delivery	11,822,145
Payable for fund shares redeemed	30,616,734
Distributions payable	862
Accrued management fee	727,157
Other affiliated payables	1,214,913
Other payables and accrued expenses	35,354
Total liabilities		84,893,910

Net Assets		$ 5,455,102,724
Net Assets consist of:
Paid in capital		$ 5,454,897,947
Distributions in excess of net investment income		(28,955)
Accumulated undistributed net realized gain (loss) on investments		233,732
Net Assets, for 5,450,389,489 shares outstanding		$ 5,455,102,724
Net Asset Value, offering price and redemption price per share ($5,455,102,724 ÷ 5,450,389,489 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Massachusetts Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2012 (Unaudited)

Investment Income
Interest		$ 4,402,287
Income from Fidelity Central Funds		695,419
Total income		5,097,706

Expenses
Management fee	$ 9,880,377
Transfer agent fees	3,324,489
Accounting fees and expenses	230,325
Custodian fees and expenses	31,003
Independent trustees' compensation	9,295
Registration fees	25,861
Audit	20,322
Legal	16,931
Miscellaneous	28,295
Total expenses before reductions	13,566,898
Expense reductions	(8,709,496)	4,857,402
Net investment income (loss)		240,304
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	181,112
Capital gain distributions from Fidelity Central Funds	7,495
Total net realized gain (loss)		188,607
Net increase in net assets resulting from operations		$ 428,911

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2012 (Unaudited)	Year ended January 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 240,304	$ 544,555
Net realized gain (loss)	188,607	60,195
Net increase in net assets resulting from operations	428,911	604,750
Distributions to shareholders from net investment income	(269,259)	(516,194)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	6,116,067,372	13,535,055,039
Reinvestment of distributions	265,185	511,842
Cost of shares redeemed	(6,014,904,691)	(13,405,140,958)
Net increase (decrease) in net assets and shares resulting from share transactions	101,427,866	130,425,923
Total increase (decrease) in net assets	101,587,518	130,514,479

Net Assets
Beginning of period	5,353,515,206	5,223,000,727
End of period (including distributions in excess of net investment income of $28,955 and $0, respectively)	$ 5,455,102,724	$ 5,353,515,206

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2012	Years ended January 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.001	.014	.031
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.001	.014	.031
Distributions from net investment income	- F	- F	- F	(.001)	(.014)	(.031)
Distributions from net realized gain	-	-	- F	-	- F	-
Total distributions	- F	- F	- F	(.001)	(.014)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	-%	.01%	.02%	.06%	1.46%	3.16%
Ratios to Average Net Assets D,E
Expenses before reductions	.50% A	.50%	.50%	.55%	.52%	.50%
Expenses net of fee waivers, if any	.18% A	.17%	.29%	.45%	.52%	.50%
Expenses net of all reductions	.18% A	.17%	.29%	.45%	.47%	.40%
Net investment income (loss)	.01% A	.01%	.01%	.06%	1.43%	3.11%
Supplemental Data
Net assets, end of period (000 omitted)	$5,455,103	$ 5,353,515	$ 5,223,001	$ 4,885,554	$ 5,328,417	$ 5,574,800

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2012 (Unaudited)

1. Organization.

Fidelity® Massachusetts Municipal Income Fund (the Income Fund) and Fidelity Massachusetts Municipal Money Market Fund (the Money Market Fund) are funds of Fidelity Massachusetts Municipal Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Massachusetts.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendor or broker to value their investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For municipal securities, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Massachusetts Municipal Income Fund	$ 2,293,815,285	$ 210,131,002	$ (4,862,329)	$ 205,268,673
Fidelity Massachusetts Municipal Money Market Fund	5,376,857,228	-	-	-

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days are subject to a redemption fee equal to ..50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

4. Operating Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $299,489,681 and $139,247,695, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Massachusetts Municipal Income Fund	.25%	.12%	.37%
Fidelity Massachusetts Municipal Money Market Fund	.25%	.12%	.37%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Massachusetts Municipal Income Fund	.07%
Fidelity Massachusetts Municipal Money Market Fund	.12%

During the period, FMR or its affiliates waived a portion of these fees for the Money Market Fund.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Income Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Massachusetts Municipal Income Fund	$ 3,435

During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver was $8,683,953.

In addition, through arrangements with the Income Fund's and Money Market Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Massachusetts Municipal Income Fund	$ 12,755	$ 1,432	$ 39
Fidelity Massachusetts Municipal Money Market Fund	19,383	6,160	-

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

MAS-USAN-0912
1.789293.109

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Massachusetts Municipal Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Massachusetts Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Massachusetts Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2012